Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 35,549	¥ 30,533
Allowance for doubtful accounts	(291)	(293)	¥ (293)	¥ (136)
Accounts receivable, net	¥ 35,258	¥ 30,240